Statements of Financial Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity in trading account:
Unrestricted cash (Note 2e)	$ 26,328,389	$ 33,848,156
Restricted cash (Note 2e)	29,644,918	22,511,507
Total equity in trading account	133,761,134	180,364,998
Cash at bank (Note 1)	218
Interest receivable (Note 2h)	9,278	5,188
Total assets	133,770,630	180,370,186
Accrued expenses:
Administrative and General Partner's fees (Note 2i)	226,248	303,591
Ongoing placement agent fees (Note 2j)	223,639	303,591
Management fees (Note 3)	197,967	265,642
Redemptions payable to Limited Partners (Notes 2n and 2o)	3,026,006	1,678,715
Total liabilities	3,673,860	2,551,539
Partners' Capital:
Total partners' capital (net asset value)	130,096,770	177,818,647
Total liabilities and partners' capital	133,770,630	180,370,186
Class of Units A [Member]
Partners' Capital:
General Partner		1,961,149
Limited Partners	128,558,969	175,857,498
Total partners' capital (net asset value)	$ 128,558,969	$ 177,818,647
Net asset value per Unit:
Net asset value per unit	$ 22.06	$ 26.50
Class of Units Z [Member]
Partners' Capital:
General Partner	$ 1,537,801
Total partners' capital (net asset value)	$ 1,537,801
Net asset value per Unit:
Net asset value per unit	$ 8.65
U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value (amortized cost $74,931,917 and $120,992,891 at December 31, 2016 and 2015, respectively)	$ 74,963,484	$ 120,980,413
Futures Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	2,681,939	1,902,324
Forward Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	$ 142,404	$ 1,122,598